Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable

As at	December 31, 2023	December 31, 2022
Trade receivables	23,422	17,558
Other receivables	3,637	5,078
	27,059	22,636